UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10339______

_______BlackRock Municipal Income Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Municipal Income Trust

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)

January 31, 2005

BlackRock Municipal Income Trust (BFK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—150.3%
		Alabama—3.6%
Baa2	$ 7,000	Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., 6.15%, 6/01/19	06/05 @ 102	$ 7,207,130
A2	15,000	Huntsville Hlth. Care Auth., GO, Ser. B, 5.75%, 6/01/32	06/12 @ 101	16,031,400

				23,238,530

		Arizona—1.2%
A3	7,000	Scottsdale Ind. Dev. Auth., Scottsdale Hlth. Care Proj., 5.80%, 12/01/31	12/11 @ 101	7,568,190

		California—21.1%
A	5,000	California Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,275,150
		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	54,635	Zero Coupon, 1/15/32	01/10 @ 27.37	11,110,027
BBB	20,535	Zero Coupon, 1/15/34	01/10 @ 24.228	3,694,863
BBB	75,000	Zero Coupon, 1/15/38	01/10 @ 19.014	10,548,000
		Golden St. Tobacco Sec. Corp.,
BBB	10,000	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	10,162,100
A-	30,600	Ser. B, 5.50%, 6/01/43	06/13 @ 100	32,665,500
A-	16,500	Ser. B, 5.625%, 6/01/38	06/13 @ 100	17,767,530
NR	3,500	Lincoln Spl. Tax, Cmnty. Facs. Dist., 6.00%, 9/01/34	09/13 @ 102	3,560,095
		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev.,
B-	16,805	Amer. Airlines, Inc. Proj., Ser. C, 7.50%	12/12 @ 102	16,657,620
AAA	13,320	Facs. Laxfuel Corp., L.A. Intl. Proj., 5.50%, 1/01/32, AMBAC	01/12 @ 100	14,014,239
NR	5,000	Murrieta Cmnty. Facs. Dist., Spl. Tax No. 2, The Oaks Impvt. Area A Proj., 6.00%, 9/01/34	09/14 @ 100	5,139,000
		San Marcos Spl. Tax, Cmnty. Facs. Dist. No. 02-01,
NR	1,870	5.90%, 9/01/28	09/10 @ 102	1,901,846
NR	3,510	5.95%, 9/01/35	09/10 @ 102	3,571,846

				136,067,816

		Colorado—0.6%
BBB	3,500	Denver Hlth. & Hosp. Auth., Hlth. Care Rev., Ser. A, 6.00%, 12/01/31	12/11 @ 100	3,608,220

		District of Columbia—6.0%
		Dist. of Columbia,
A	2,390	Friendship Pub. Charter Sch., Inc. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	2,446,476
AAA	15,600	Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/36, MBIA	04/11 @ 22.875	2,588,508
AAA	51,185	Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/37, MBIA	04/11 @ 21.546	7,990,490
BBB	25,535	Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	25,572,281

				38,597,755

		Florida—13.2%
NR	3,000	Amelia Nat. Cmnty. Dev. Dist., Cap. Impvt., Ser. A, 6.30%, 5/01/35	05/14 @ 101	3,120,930
NR	4,000	Bellalago Edu. Fac. Benefits Dist., Ser. B, 5.80%, 5/01/34	05/14 @ 100	4,069,840
NR	4,000	Bridgewater Cmnty. Dev. Dist., Florida Spl. Assmt., Ser. A, 6.00%, 5/01/35	05/12 @ 101	4,064,240
NR	2,000	CFM Cmnty. Dev. Dist., Cap. Impvt., Ser. A, 6.25%, 5/01/35	05/14 @ 101	2,096,680
Baa2	4,600	Escambia Cnty., PCR, Champion Intl. Corp. Proj., 6.40%, 9/01/30	09/06 @ 102	4,778,572
NR	2,000	Heritage Isle at Viera Cmnty. Dev. Dist. Proj., Spl. Assmt., Ser. A, 6.00%, 5/01/35	05/12 @ 101	2,053,700
A	9,670	Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj.,
		Ser. A, 6.00%, 11/15/31	11/11 @ 101	10,539,140
BB+	9,000	Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj.,
		Ser. A, 7.875%, 12/15/25	03/05 @ 102	9,231,750
BB	11,685	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	12,610,452
NR	3,705	Parkway Ctr. Cmnty. Dev. Dist., Ser. A, 6.30%, 5/01/34	05/14 @ 101	3,797,996
NR	2,440	Pine Islands Cmnty. Dev. Dist., Spl. Assmt., 5.75%, 5/01/35	05/12 @ 101	2,457,568
NR	5,945	Reunion West Cmnty. Dev. Dist., Spl. Assmt., 6.25%, 5/01/36	05/12 @ 101	6,189,875
NR	3,970	Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	4,109,148
NR	10,000	Village Cmnty. Dev. Dist. No. 6, Spl. Assmt. Rev., 5.625%, 5/01/22	05/13 @ 100	10,242,600
		World Commerce Cmnty. Dev. Dist.,
NR	4,000	Ser. A-1, 6.50%, 5/01/36	05/14 @ 101	4,137,240
NR	1,750	Ser. A-2, 6.125%, 5/01/35	05/14 @ 101	1,810,812

				85,310,543

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Georgia—4.7%
			Atlanta Wtr. & Wstwtr., FSA,
AAA	$10,000		5.00%, 11/01/37	11/14 @ 100	$ 10,398,300
AAA	15,080		5.00%, 11/01/43	11/14 @ 100	15,656,508
BBB	4,000		Richmond Cnty. Dev. Auth., Env. Impvt. Rev., Intl. Paper Co. Proj.,
			Ser. A, 6.00%, 2/01/25	02/12 @ 101	4,239,320

					30,294,128

			Idaho—2.8%
AAA	16,970		Univ. of Idaho, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC	04/11 @ 100	17,998,212

			Illinois—18.5%
			Bolingbrook, Ser. B, FGIC,
AAA	7,120		Zero Coupon, 1/01/33	No Opt. Call	1,699,045
AAA	14,085		Zero Coupon, 1/01/34	No Opt. Call	3,192,929
NR	4,630		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	4,725,563
			Illinois Dev. Fin. Auth.,
A	7,145	[3]	Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/24	11/09 @ 101	7,523,899
A2	25,000		PCR, Ser. C, 5.95%, 8/15/26	12/06 @ 101	25,817,750
			Illinois Edl. Facs. Auth., Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj.,
BBB	10,000		6.25%, 5/01/30	05/12 @ 101	10,531,400
BBB	7,000		6.25%, 5/01/34	05/07 @ 100	7,159,040
			Illinois Edu. Facs. Auth., Ser. A,
AA+	18,925	[4]	Univ. of Chicago Proj., 5.25%, 7/01/41	N/A	21,382,033
AA+	1,075		Univ. of Chicago Proj., 5.25%, 7/01/41	07/11 @ 101	1,132,416
AA+	3,700		Illinois Fin. Auth., Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	3,899,097
			Illinois Fin. Auth. Student Hsg., MJH Ed. Asst. IV Proj.,
Baa2	2,100		Ser. A, 5.125%, 6/01/35	06/14 @ 100	2,088,639
Baa3	1,675		Ser. B, 5.375%, 6/01/35	06/14 @ 100	1,651,433
			Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care Proj.,
A	5,000		5.50%, 1/01/22	01/13 @ 100	5,285,200
A	6,000		5.625%, 1/01/28	01/13 @ 100	6,310,260
AAA	40,000		Met. Pier & Expo Auth., Dedicated St. Tax Rev., McCormick Place Expansion
			Proj., Ser. A, Zero Coupon, 12/15/34, MBIA	No Opt. Call	8,992,800
AAA	7,645		O'Hare Intl. Arpt., Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	7,959,210

					119,350,714

			Indiana—6.9%
A+	9,000		Indiana Hlth. Fac. Fin. Auth., Methodist Hosp., Inc. Proj., 5.50%, 9/15/31	09/11 @ 100	9,280,980
BBB	7,500		Indianapolis Arpt. Auth., FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	8,048,700
			Petersburg, PCR, Pwr. & Lt. Conv.,
BBB	10,000		5.90%, 12/01/24	08/11 @ 102	10,596,800
BBB	16,000		5.95%, 12/01/29	08/11 @ 102	16,888,960

					44,815,440

			Kentucky—1.4%
AAA	9,060		Kentucky Hsg. Corp., Hsg. Rev., Ser. F, 5.45%, 1/01/32	07/11 @ 100	9,255,968

			Louisiana—4.6%
			Louisiana Local Gov't. Env. Facs. & Cmnty. Dev. Auth.,
A	21,425		Cap. Projs. & Equip. Acquisition, 6.55%, 9/01/25, ACA	No Opt. Call	24,932,487
Baa1	4,605		Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38	06/13 @ 102	4,681,074

					29,613,561

			Maryland—0.7%
Baa1	4,205		Maryland Hlth. & Higher Edl. Facs. Auth., Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	4,418,151

			Michigan—2.8%
AA	17,210		Kent Hosp. Fin. Auth., Spectrum Hlth. Proj., Ser. A, 5.50%, 1/15/31	07/11 @ 101	18,199,403

			Mississippi—3.1%
A	18,680		Gulfport Hosp. Fac., Mem. Hosp. Gulfport Proj., Ser. A, 5.75%, 7/01/31	07/11 @ 100	19,701,236

			Multi-State—7.3%
			Charter Mac Equity Issuer Trust,
A3	1,000	[5]	Ser. A, 6.625%, 6/30/49	06/09 @ 100	1,085,730
A3	11,000	[5]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	11,801,350
A3	16,000	[5]	Ser. A-3, 6.80%, 10/01/52	10/14 @ 100	18,132,480
Baa1	6,500	[5]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	7,149,740
A3	8,000	[5]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	8,765,040

					46,934,340

			Nevada—0.3%
NR	2,250		Director of the St. of Nevada Dept. of Business & Ind., Las Ventanas Retirement Proj.,
			Ser. A, 7.00%, 11/15/34	11/14 @ 100	2,253,510

			New Hampshire—0.6%
A+	3,500		New Hampshire Hlth. & Edl. Facs. Auth., Exeter Hosp. Proj., 5.75%, 10/01/31	10/11 @ 101	3,714,970

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		New Jersey—8.7%
		New Jersey Econ. Dev. Auth.,
BBB	$ 18,500	Cigarette Tax Rev., 5.75%, 6/15/29	06/14 @ 100	$19,617,030
B	31,410	Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	27,099,606
Baa3	8,000	Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,346,240

				56,062,876

		New York—3.2%
AAA	5,375	Env. Facs. Corp., Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj.,
		Ser. B, 5.00%, 6/15/31	06/12 @ 100	5,613,596
AAA	7,115	Met. Transp. Auth., Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	7,418,811
AAA	7,000	Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	7,407,610

				20,440,017

		North Carolina—0.2%
NR	1,100	North Carolina Med. Care Comm., Retirement Facs. Rev., 1st Mtg. United Methodist Proj.
		Ser. A, 5.50%, 10/01/35	10/14 @ 100	1,095,545

		Ohio—3.0%
Baa2	14,500	Ohio Air Quality Dev. Auth., PCR, Cleveland Elec. Illuminating Co. Proj.,
		Ser. B, 6.00%, 8/01/20	08/07 @ 102	15,176,135
NR	3,760	Pinnacle Cmnty. Infrastructure, Fin. Auth., Ser. A, 6.25%, 12/01/36	12/14 @ 101	3,906,377

				19,082,512

		Oklahoma—1.1%
B-	7,175	Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	7,279,109

		Pennsylvania—8.3%
NR	4,000	Montgomery Cnty. Indl. Dev. Auth., Whitemarsh Continuing Care Proj., 6.25%, 2/01/35	02/15 @ 100	4,037,360
		Pennsylvania Econ. Dev. Fin. Auth., Ser. A,
A3	6,500	Amtrak Proj., 6.375%, 11/01/41	05/11 @ 101	6,863,220
BB-	19,750	Exempt Facs. Rev., Reliant Energy Conv. Proj., 6.75%, 12/01/36	12/09 @ 103	20,812,352
		Pennsylvania Higher Edl. Facs. Auth.,
BBB+	4,000	La Salle Univ. Proj., 5.50%, 5/01/34	05/13 @ 100	4,174,640
A	17,250	Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A, 5.75%, 1/01/22	01/06 @ 101	17,942,415

				53,829,987

		South Carolina—5.1%
		Lexington Cnty. Hlth. Svcs. Dist., Hosp. Rev.,
A	5,000	5.50%, 11/01/32	11/13 @ 100	5,298,450
A	10,000	5.75%, 11/01/28	11/13 @ 100	10,857,000
		So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance, Proj.
BBB	5,075	Ser. A, 6.25%, 8/01/31	08/13 @ 100	5,437,152
BBB	9,000	Ser. C, 6.875%, 8/01/27	08/13 @ 100	10,070,460
AAA	1,000	So. Carolina Transp. Infrastructure Bank, Ser. A, 5.00%, 10/01/33, AMBAC	10/13 @ 100	1,043,500

				32,706,562

		Tennessee—1.5%
AAA	20,825	Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A,
		Zero Coupon, 1/01/20, FSA	01/13 @ 67.474	9,603,032

		Texas—11.5%
BBB	945	Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	1,034,454
AAA	3,805	Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	3,911,045
		Harris Cnty. Houston Sports Auth., MBIA,
AAA	12,580	Ser. A, Zero Coupon, 11/15/38	11/30 @ 61.166	2,086,141
AAA	26,120	Ser. A-3, Zero Coupon, 11/15/37	11/24 @ 46.545	4,245,023
AAA	5,000	Ser. H, Zero Coupon, 11/15/35	11/31 @ 78.178	940,600
		Texas Affordable Hsg. Corp., Multi-Fam. Hsg. Rev.,
Baa3	6,010	5.80%, 11/01/26	11/11 @ 102	5,772,845
Baa3	18,605	Arborstone/Baybrook Oaks Proj., Ser. A, 5.85%, 11/01/31	11/11 @ 102	17,572,795
BB-	6,480	So. Texas Pptys. Corp. Proj., Ser. B, 8.00%, 3/01/32	09/12 @ 102	6,125,090
CC	4,435 [6]	Amer. Oppty. Hsg. Portfolio Proj., Ser. B, 8.00%, 3/01/32	09/12 @ 102	1,330,500
		Texas Tpke. Auth., Central Sys. Rev., AMBAC,
AAA	35,000	Zero Coupon, 8/15/32	08/12 @ 30.846	7,191,450
AAA	62,325	Zero Coupon, 8/15/33	08/12 @ 28.997	12,028,725
AAA	65,040	Zero Coupon, 8/15/34	08/12 @ 27.31	11,822,971

				74,061,639

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Virginia—0.3%
AAA	$ 8,105	Virginia Transp. Brd. Trust, Zero Coupon, 4/01/32, MBIA	04/12 @ 34.99	$ 1,964,895

		Washington—0.4%
A-	2,190 [4]	Energy Northwest Wind Proj., Ser. B, 6.00%, 7/01/23	N/A	2,399,123

		West Virginia—1.6%
BBB	8,000	Braxton Cnty. Sld. Wst. Disp., Weyerhaeuser Co. Proj., 6.50%, 4/01/25	04/05 @ 102	8,212,000
AAA	2,070	West Virginia Econ. Dev. Auth., Correctional Juvenile Safety, Proj.
		Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	2,170,519

				10,382,519

		Wisconsin—6.0%
		Wisconsin Hlth. & Edl. Facs. Auth.,
A-	7,500	Aurora Hlth. Care Proj. , 6.40%, 4/15/33	04/13 @ 100	8,304,900
A+	13,750	Froedert & Cmnty. Hlth. Oblig. Proj. , 5.375%, 10/01/30	10/11 @ 101	14,197,563
A	15,000	Wheaton Franciscan Svcs. Proj. , 5.75%, 8/15/30	02/12 @ 101	15,991,800

				38,494,263

		Total Long-Term Investments (cost $916,837,067)		968,342,766

		SHORT-TERM INVESTMENTS—5.4%
		Maryland—0.3%
A1+	2,000 [7]	Maryland Hlth. & Higher Edl. Facs. Auth., Pooled Ln. Prog., Ser. D, 1.84%, 2/03/05, FRWD	N/A	2,000,000

		Tennessee—1.9%
NR	12,000 [7]	Montgomery Cnty. Pub. Bldg. Auth., Pooled Fin. Rev., Tennessee Cnty. Loan Pool Proj.,
		1.92%, 2/01/05, FRDD	N/A	12,000,000

	Shares
	(000)

		Money Market Fund—3.2%
	20,850	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	20,850,000

		Total Short-Term Investments (cost $34,850,000)		34,850,000

		Total Investments—155.7% (cost $951,687,067)		$1,003,192,766
		Other assets in excess of liabilities—2.5%		16,176,158
		Preferred shares at redemption value, including dividends payable—(58.2)%		(375,206,692)

		Net Assets Applicable to Common Shareholders—100%		$ 644,162,232

[1]	Using the higher of Standard &Poor’s, Moody’s Investors Service or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2005, the Trust held 7.3% of its net assets, with a current market value of $46,934,340, in securities restricted as to resale.
[6]	Illiquid security representing 0.2% of net assets.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of January 31, 2005.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Municipal Income Trust___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005